Stockholders Equity (Details Narrative) - USD ($)	1 Months Ended							6 Months Ended
	Apr. 30, 2024	Apr. 22, 2024	Jun. 26, 2023	Feb. 21, 2023	Oct. 28, 2022	Feb. 24, 2022	Nov. 24, 2020	Jun. 30, 2024	Dec. 31, 2023	May 26, 2023	Mar. 18, 2022
Reverse Stock Split					one-for-twenty-four	one-for-ten
Issuance of common stock (in shares)			1,240,000	1,000,000			12
Shares issued, price per share			$ 2.5	$ 2.80
Expected life	5 years 6 months							5 years 3 months 18 days
Net proceeds from issuance of common stock after deducting related expenses			$ 3,055,000	$ 2,779,325
Warrant A [Member]
Warrant	8,400,000							8,400,000
Shares issued, price per share	$ 0.75
Expected life	5 years 6 months	5 years 5 months 30 days				5 years 6 months
Warrant B [Member]
Exercise price	$ 0.137
Shares issued, price per share	$ 0.0001
Expected life	5 years 5 months 30 days					5 years 6 months
Warrant [Member]
Warrant	450,000							450,000
Shares issued, price per share	$ 0.0001
Expected life	5 years 5 months 30 days
Fair value of convertible notes	$ 2,208,668
Investor [Member]
Exercise price of warrants	$ 0.75
Gross proceeds		$ 2,100,000
Exercise price	0.0001
Principal amount								$ 909,000
Converted common shares		4,200,000
Per pre-funded warrant		$ 0.0001
Conversion price	$ 0.50							$ 1.2
Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member] | Represents the information pertaining to unregistered warrants.
Exercise price of warrants									$ 435.6
Warrants issued during period registered, shares							11,477
Warrants issued during period unregistered, shares							13,773
Warrants Expiration Period							five years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									1,515
Conversion price									$ 0.1612
Top (Member)
Exercise price of warrants											$ 434.4
Common stock, shares authorized										2,500,000
Bottom (Member)
Exercise price of warrants											$ 12.0